Financial liabilities at amortized cost – payables to network (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities At Amortized Cost Payables To Network
Fair value	$ 320	$ 305
Average remuneration rate	0.40%	0.31%